North Square Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 92.5%
	CONSUMER DISCRETIONARY - 12.4%
	Multiline Retail - 5.0%
4,006	Target Corp.	$734,861

	Specialty Retail - 5.9%
1,839	The Home Depot, Inc.	475,087
5,674	The TJX Co., Inc.	374,427
		849,514
	Textiles, Apparel & Luxury Goods - 1.5%
2,752	VF Corp.	217,766

	TOTAL CONSUMER DISCRETIONARY	1,802,141

	CONSUMER STAPLES - 1.6%
	Personal Products - 1.6%
4,562	Unilever PLC - ADR[1]	237,498

	TOTAL CONSUMER STAPLES	237,498

	ENERGY - 5.9%
	Oil, Gas & Consumable Fuels - 5.9%
20,936	Enterprise Products Partners, L.P.	446,356
27,376	Kinder Morgan, Inc.	402,427
		848,783
	TOTAL ENERGY	848,783

	FINANCIALS - 14.9%
	Banks - 4.6%
4,477	JPMorgan Chase & Co.	658,880

	Capital Markets - 10.3%
781	BlackRock, Inc.	542,405
8,012	The Blackstone Group Inc. - Class A	554,671
1,982	CME Group Inc.	395,805
		1,492,881
	TOTAL FINANCIALS	2,151,761

	HEALTH CARE - 12.7%
	Biotechnology - 2.2%
2,965	AbbVie Inc.	319,449

	Health Care Providers & Services - 3.5%
1,497	UnitedHealth Group Inc.	497,333

	Pharmaceuticals - 7.0%
6,581	Bristol-Myers Squibb Co.	403,613
2,994	Eli Lilly and Co.	613,441
		1,017,054
	TOTAL HEALTH CARE	1,833,836

	INDUSTRIALS - 6.2%
	Machinery - 3.0%
2,509	Stanley Black & Decker, Inc.	438,673

	Trading Companies & Distributors - 3.2%
1,896	Watsco, Inc.	460,918

	TOTAL INDUSTRIALS	899,591

	INFORMATION TECHNOLOGY - 34.5%
	Electronic Equipment, Instruments & Components - 3.2%
11,998	Corning Inc.	458,803

	IT Services - 2.8%
2,937	Fidelity National Information Services, Inc.	405,306

	Semiconductors & Semiconductor Equipment - 15.3%
1,411	Broadcom Inc.	662,987
6,517	Intel Corp.	396,103
5,646	QUALCOMM, Inc.	768,929
2,133	Skyworks Solutions, Inc.	379,290
		2,207,309
	Software - 7.0%
4,344	Microsoft Corp.	1,009,459

	Technology Hardware, Storage & Peripherals - 6.2%
7,460	Apple Inc.	904,599

	TOTAL INFORMATION TECHNOLOGY	4,985,476

	MATERIALS - 4.3%
	Chemicals - 2.3%
1,340	Linde PLC - ADR[1]	327,321

	Metals & Mining - 2.0%
5,439	Newmont Corp.	295,773

	TOTAL MATERIALS	623,094

	TOTAL COMMON STOCKS
	(Cost $8,628,642)	13,382,180

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.8%
1,269	American Tower Corp.	274,269
4,234	Prologis, Inc.	419,462
	TOTAL REITS
	(Cost $705,738)	693,731

	SHORT-TERM INVESTMENT - 2.7%
388,954	First American Treasury Obligations Fund - Class X, 0.03%[2]	388,954
	TOTAL SHORT-TERM INVESTMENT
	(Cost $388,954)	388,954

	TOTAL INVESTMENTS - 100.0%
	(Cost $9,723,334)	14,464,865
	Liabilities in Excess of Other Assets - (0.0)%	(729)
	TOTAL NET ASSETS - 100.0%	$14,464,136

ADR - American Depositary Receipt
PLC - Public Limited Company

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

North Square Oak Ridge Dividend Growth Fund
SUMMARY OF INVESTMENTS
February 28, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	34.5%
Financials	14.9%
Health Care	12.7%
Consumer Discretionary	12.4%
Industrials	6.2%
Energy	5.9%
Materials	4.3%
Consumer Staples	1.6%
Total Common Stocks	92.5%
REITs	4.8%
Short-Term Investment	2.7%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

North Square Oak Ridge Dividend Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$13,382,180	$-	$-	$13,382,180
REITs[1]	693,731	-	-	693,731
Short-Term Investment	388,954	-	-	388,954
Total	$14,464,865	$-	$-	$14,464,865

For a detailed break-out of common stocks by major sector and industry classification, please refer to the Schedule of Investments.

[1]	All common stocks and REITs held in the Fund are Level 1 securities.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.